Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Revenue from external customers	$ 32,134	$ 34,403
General Motors [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	6,424	6,361
Fiat or Chrysler Group [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	5,094	5,505
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,923	4,660
Daimler AG [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,779	4,009
Volkswagen [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,301	3,872
BMW [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,300	4,153
Other Customers [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	$ 5,313	$ 5,843